NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 26, 2013
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model
The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2013	2012	2011
Expected volatility	53.4%	56.7%	55.6%
Risk-free interest rate	0.7%	0.9%	1.6%
Expected lives	5 years	5 years	5 years
Dividend yield	2.4%	2.6%	3.1%